Derivative Liabilities (Details 2) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Beginning liability balance		$ 1,650,243
Recognition of derivative value in equity		$ 3,450,976
Recognition of conversion feature liability	$ 912,330
Net unrealized gain on derivative liabilities in equity		$ (392,545)
Net realized gain on conversion feature liabilities	$ (47,242)
Net unrealized gain on conversion feature liabilities	$ (444,728)	$ (20,218)
Adjustment to additional paid-in capital upon conversion and modification		$ (4,688,456)
Ending balance	$ 420,360